Earnings per share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of earnings per share	The following table presents the calculation of basic earnings per share (in thousands, except share and per share amounts):

	Three months ended March 31,
	2026	2025
Numerator:
Profit applicable to DoubleDown Interactive Co., Ltd.	$35,386	$23,846
Weighted average shares outstanding - basic	2,477,672	2,477,672
Basic earnings per share	$14.28	$9.62